TAX STATUS	12 Months Ended
Jun. 30, 2025
EBP Japan
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUSThe Plan is not subject to taxation in the United States, nor the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). All investment gains and losses, dividends received, contributions and administrative charges paid by the Companies on behalf of participants in the Plan are taxable to the participants.